Schedule of reconciliation of changes in intangible assets and goodwill (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	£ 12,379
Balance at end		£ 12,379
Balance at end		12,379
Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	15,704	15,697
Additions		9
Foreign exchange	1	(1)
Disposal	(36)
Balance at end	15,669	15,704
Balance at end	15,669	15,704	15,669
Amortisation charge for the year	10	3
Impairment	12,369
Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	12,379
Balance at end		12,379
Balance at end		12,379	15,669
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,325	3,323
Balance at end	15,669	3,325
Balance at end	15,669	3,325
Intangible assets under development [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end			13,378
Intangible assets under development [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	13,378	13,378
Additions
Foreign exchange
Disposal
Balance at end	13,378	13,378
Balance at end	13,378	13,378
Amortisation charge for the year
Impairment	10,078
Intangible assets under development [member] | Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	10,078
Balance at end		10,078
Balance at end		10,078
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	3,300	3,300
Balance at end	13,378	3,300
Balance at end	13,378	3,300	13,378
Goodwill [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	2,291	2,291
Additions
Foreign exchange
Disposal
Balance at end	2,291	2,291
Balance at end	2,291	2,291
Amortisation charge for the year
Goodwill [member] | Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	2,291
Balance at end		2,291
Balance at end		2,291	2,291
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end	2,291
Balance at end	2,291
Impairment	2,291
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning
Balance at end
Balance at end			2,291
IT and website costs [member] | Gross Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	35	28
Additions		9
Foreign exchange	1	(1)
Disposal	(36)
Balance at end		35
Balance at end		35
Impairment
IT and website costs [member] | Gross Gross Carrying Amount [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	10
Balance at end		10
Balance at end		10
IT and website costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning	25
Balance at end		25
Balance at end		25
Amortisation charge for the year	£ 10	3
IT and website costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning		£ 23
Balance at end